Share Capital and Reserves - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance	36,617,495	36,237,148
Number of Stock Options, Granted	9,555,000	9,438,679
Number of Stock Options, Exercised	(7,490,999)	(6,783,333)
Number of Stock Options, Forfeited	(2,208,334)	(2,274,999)
Number of Stock Options Outstanding, Ending Balance	36,473,162	36,617,495
Number of Stock Options Outstanding, Number of options exercisable	27,322,378
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 2.14	$ 1.98
Weighted Average Exercise Price, Granted	2.54	1.79
Weighted Average Exercise Price, Exercised	0.90	0.58
Weighted Average Exercise Price, Forfeited	2.75	2.77
Weighted Average Exercise Price Outstanding, Ending Balance	2.47	$ 2.14
Weighted Average Exercise Price Outstanding, Number of options exercisable	$ 2.51